Organization and Principal Activities (Details) - Schedule of Income and Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income and Cash Flows [Abstract]
Total revenue	$ 24,008,463	$ 8,727,933
Net loss	(648,451)	(4,118,522)
Net cash (used in) provided by operating activities	(1,294,161)	2,063,270
Net cash used in investing activities	(16,771)	(4,753,309)
Net cash provided by financing activities	$ 2,037,165	$ 796,554